Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable	$ 13,724	$ 20,440
Compensation payable	19,235	13,248
Other liabilities	5,628	6,059
Taxes payable	1,109	586
Trade and other payables	$ 39,696	$ 40,333